Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Categories of Financial Instruments
a.	Categories of financial instruments

December 31, 2017
NT$
(In Millions)
Financial assets
FVTPL (Note 1)	$569.8
Available-for-sale financial assets	98,248.5
Held-to-maturity financial assets	20,821.7
Hedging derivative financial assets	34.4
Loans and receivables (Note 2)	684,416.6

$804,091.0

Financial liabilities
FVTPL (Note 1)	$26.7
Hedging derivative financial liabilities	15.6
Amortized cost (Note 3)	340,501.2

$340,543.5

Note 1:	Including held for trading and designated as at FVTPL.
Note 2:	Including cash and cash equivalents, notes and accounts receivable (including related parties), other receivables and refundable deposits.
Note 3:	Including short-term loans, accounts payable (including related parties), payables to contractors and equipment suppliers, accrued expenses and other current liabilities, bonds payable and guarantee deposits.

December 31, 2018
NT$
(In Millions)
Financial assets
FVTPL (Note 4)	$3,504.6
FVTOCI (Note 5)	107,067.5
Hedging financial assets	23.5
Amortized cost (Note 6)	745,585.8

$856,181.4

Financial liabilities
FVTPL (Note 7)	$40.8
Hedging financial liabilities	155.8
Amortized cost (Note 8)	318,475.8

$318,672.4

Note 4:	Financial assets mandatorily measured at FVTPL.
Note 5:	Including notes and accounts receivable, net, debt and equity investments.
Note 6:	Including cash and cash equivalents, financial assets at amortized cost, notes and accounts receivable (including related parties), other receivables and refundable deposits.
Note 7:	Held for trading.
Note 8:	Including short-term loans, accounts payable (including related parties), payables to contractors and equipment suppliers, accrued expenses and other current liabilities, bonds payable and guarantee deposits.

Summary of Current Credit Risk Assessment Policies

The Company assesses the 12-month expected credit loss and lifetime expected credit loss based on the probability of default and loss given default provided by external credit rating agencies. The current credit risk assessment policies are as follows:

Category	Description	Basis for Recognizing Expected Credit Loss	Expected Credit Loss Ratio
Performing	Credit rating on trade date and valuation date: (1) Within investment grade (2) Between BB+ and BB-	12 months expected credit loss	0—0.1%
Doubtful	Credit rating on trade date and valuation date: (1) From investment grade to non-investment grade (2) From BB+~BB— to B+~CCC-	Lifetime expected credit loss-not credit impaired	—
In default	Credit rating CC or below	Lifetime expected credit loss-credit impaired	—
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery	Amount is written off	—

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments, Including Principal and Interest

The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments, including principal and interest.

	Less Than 1 Year	2-3 Years	4-5 Years	5+ Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
December 31, 2017

Non-derivative financial liabilities
Short-term loans	$63,802.0	$—	$—	$—	$63,802.0
Accounts payable (including related parties)	30,069.2	—	—	—	30,069.2
Payables to contractors and equipment suppliers	55,723.8	—	—	—	55,723.8
Accrued expenses and other current liabilities	24,659.7	—	—	—	24,659.7
Bonds payable	60,176.8	68,378.8	7,777.7	18,203.6	154,536.9
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	8,493.8	7,503.1	83.7	—	16,080.6

	242,925.3	75,881.9	7,861.4	18,203.6	344,872.2

Derivative financial instruments
Forward exchange contracts
Outflows	67,393.5	—	—	—	67,393.5
Inflows	(67,957.9)	—	—	—	(67,957.9)

	(564.4)	—	—	—	(564.4)

	$242,360.9	$75,881.9	$7,861.4	$18,203.6	$344,307.8

December 31, 2018

Non-derivative financial liabilities
Short-term loans	$88,810.7	$—	$—	$—	$88,810.7
Accounts payable (including related parties)	34,357.4	—	—	—	34,357.4
Payables to contractors and equipment suppliers	43,133.7	—	—	—	43,133.7
Accrued expenses and other current liabilities	50,241.0	—	—	—	50,241.0
Bonds payable	36,039.9	35,340.8	22,979.4	—	94,360.1
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	6,835.7	2,891.6	461.7	—	10,189.0

	259,418.4	38,232.4	23,441.1	—	321,091.9

Derivative financial instruments
Forward exchange contracts
Outflows	49,302.3	—	—	—	49,302.3
Inflows	(49,393.7)	—	—	—	(49,393.7)

	(91.4)	—	—	—	(91.4)

	$259,327.0	$38,232.4	$23,441.1	$—	$321,000.5

Summary of Level 3 Fair Value Were Equity Investments classified as Financial Assets at FVTOCI

The financial assets measured at Level 3 fair value were equity investments classified as financial assets at FVTOCI. Reconciliations for the year ended December 31, 2018 were as follows:

NT$
(In Millions)
Balance at January 1, 2018	$5,841.4
Additions	212.5
Recognized in other comprehensive income	(2,141.4)
Disposals and proceeds from return of capital of investments	(175.8)
Effect of exchange rate changes	174.0

Balance at December 31, 2018	$3,910.7

Measured at fair value on a recurring basis [member]
Statement [LineItems]
Fair Value of Financial Instruments

The following table presents the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Financial assets at FVTPL
Held for trading
Forward exchange contracts	$—	$569.8	$—	$569.8

Available-for-sale financial assets
Corporate bonds	$—	$40,165.2	$—	$40,165.2
Agency bonds/Agency mortgage-backed securities	—	29,235.4	—	29,235.4
Asset-backed securities	—	13,459.5	—	13,459.5
Government bonds	7,716.0	101.7	—	7,817.7
Publicly traded stocks	2,548.1	—	—	2,548.1
Commercial paper	—	148.3	—	148.3

	$10,264.1	$83,110.1	$—	$93,374.2

Hedging derivative financial assets
Fair value hedges
Interest rate futures contracts	$27.0	$—	$—	$27.0
Cash flow hedges
Forward exchange contracts	—	7.4	—	7.4

	$27.0	$7.4	$—	$34.4

Financial liabilities at FVTPL
Held for trading
Forward exchange contracts	$—	$26.7	$—	$26.7

Hedging derivative financial liabilities
Cash flow hedges
Forward exchange contracts	$—	$15.6	$—	$15.6

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Financial assets at FVTPL
Mandatorily measured at FVTPL
Agency mortgage-backed securities	$—	$3,419.3	$—	$3,419.3
Forward exchange contracts	—	85.3	—	85.3

	$—	$3,504.6	$—	$3,504.6

Financial assets at FVTOCI
Investments in debt instruments
Corporate bonds	$—	$40,753.6	$—	$40,753.6
Agency bonds/Agency mortgage-backed securities	—	31,288.8	—	31,288.8
Asset-backed securities	—	15,670.3	—	15,670.3
Government bonds	11,006.2	145.1	—	11,151.3
Commercial paper	—	107.6	—	107.6
Investments in equity instruments
Non-publicly traded equity investments	—	—	3,910.7	3,910.7
Publicly traded stocks	590.1	—	—	590.1
Notes and accounts receivable, net	—	3,595.1	—	3,595.1

	$11,596.3	$91,560.5	$3,910.7	$107,067.5

Hedging financial assets
Cash flow hedges
Forward exchange contracts	$—	$23.5	$—	$23.5

Financial liabilities at FVTPL
Held for trading
Forward exchange contracts	$—	$40.8	$—	$40.8

Hedging financial liabilities
Fair value hedges
Interest rate futures contracts	$153.9	$—	$—	$153.9
Cash flow hedges
Forward exchange contracts	—	1.9	—	1.9

	$153.9	$1.9	$—	$155.8

Not measured at fair value but for which the fair value is disclosed [member]
Statement [LineItems]
Fair Value of Financial Instruments

The table below sets out the fair value hierarchy for the Company’s assets and liabilities which are not required to measure at fair value:

	December 31, 2017
	Carrying Amount	Fair Value
		Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Financial assets
Held-to-maturity securities
Corporate bonds	$19,338.8	$—	$19,541.4	$—	$19,541.4
Structured product	1,482.9	—	1,475.4	—	1,475.4

	$20,821.7	$—	$21,016.8	$—	$21,016.8

Financial liabilities
Measured at amortized cost
Bonds payable	$150,201.1	$—	$152,077.7	$—	$152,077.7

	December 31, 2018
	Carrying Amount	Fair Value
		Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Financial assets
Financial assets at amortized costs
Corporate bonds	$19,511.8	$—	$19,554.5	$—	$19,554.5
Commercial paper	2,294.1	—	2,296.2	—	2,296.2

	$21,805.9	$—	$21,850.7	$—	$21,850.7

Financial liabilities
Financial liabilities at amortized costs
Bonds payable	$91,800.0	$—	$93,171.3	$—	$93,171.3